Schedule of lawsuits and proceedings that resulted in provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,480,510	R$ 1,283,662
Escrow deposits	(32,017)	(31,360)
Total	1,448,493	1,252,302
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	168,258	160,705
Escrow deposits	(10,780)	(10,553)
Total	157,478	150,152
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	477,854	410,734
Escrow deposits	(123)	(358)
Total	477,731	410,376
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	95,601	86,083
Escrow deposits	(2,523)	(2,505)
Total	93,078	83,578
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	57,509	59,678
Escrow deposits	(2,693)	(2,410)
Total	54,816	57,268
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	349,962	316,880
Escrow deposits	(15,864)	(15,503)
Total	334,098	301,377
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	331,326	249,582
Escrow deposits	(34)	(31)
Total	331,292	249,551
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	809,821	760,209
Escrow deposits
Total	809,821	760,209
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	670,689	523,453
Escrow deposits	(32,017)	(31,360)
Total	R$ 638,672	R$ 492,093